Consolidated Statements of Shareholders' Equity (USD $) In Thousands	Total	Common Stock	Capital in Excess of Par Value	Retained Earnings	Accumulated Other Comprehensive Loss	Treasury Stock	Non-controlling interest
Beginning balance at Jun. 27, 2010	$ 75,789	$ 69	$ 79,339	$ 162,706	$ (31,941)	$ (136,047)	$ 1,663
NET INCOME	7,590			5,418			2,172
Translation adjustments	1,777				1,741		36
Pension and postretirement plan funded status adjustment, net of tax	8,450				8,450
Cash dividends declared ($1.20, $0.40 and $0.40 per share for the twelve months ended 2011, 2012 and 2013 respectively)	(3,986)			(3,986)
Purchase of Additional Interest in Majority Owned Subsidiary	(22)						(22)
Stock-based compensation and shortfall tax benefit	364		364
Stock Option Exercises	40		40
Employee stock purchases	62		24			38
Ending balance at Jul. 03, 2011	90,064	69	79,767	164,138	(21,750)	(136,009)	3,849
NET INCOME	12,253			8,793			3,460
Translation adjustments	(2,080)				(2,017)		(63)
Pension and postretirement plan funded status adjustment, net of tax	(11,990)				(11,990)
Cash dividends declared ($1.20, $0.40 and $0.40 per share for the twelve months ended 2011, 2012 and 2013 respectively)	(1,341)			(1,341)
Stock-based compensation and shortfall tax benefit	806		806
Stock Option Exercises	33		33
Employee stock purchases	53		15			38
Cash dividends paid to non-controlling interests of subsidiaries	(400)						(400)
Ending balance at Jul. 01, 2012	87,398	69	80,621	171,590	(35,757)	(135,971)	6,846
NET INCOME	11,513			9,375			2,138
Translation adjustments	736				727		9
Pension and postretirement plan funded status adjustment, net of tax	12,818				12,818
Cash dividends declared ($1.20, $0.40 and $0.40 per share for the twelve months ended 2011, 2012 and 2013 respectively)	(1,351)			(1,351)
Stock-based compensation and shortfall tax benefit	1,273		1,273
Stock Option Exercises	770	1	769
Employee stock purchases	54		21			33
Cash dividends paid to non-controlling interests of subsidiaries	(1,331)						(1,331)
Ending balance at Jun. 30, 2013	$ 111,880	$ 70	$ 82,684	$ 179,614	$ (22,212)	$ (135,938)	$ 7,662